Related parties - Narrative (Details)							1 Months Ended	12 Months Ended
	Feb. 09, 2017 shares	Jun. 02, 2016 ship	May 20, 2016 ship vessel company T	Feb. 02, 2016 shares	Feb. 12, 2015 EUR (€) shares	Dec. 16, 2013 EUR (€) shares	Mar. 31, 2016 shares	Dec. 31, 2017 USD ($) shares right	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Number of options granted (in shares) | shares					236,590			0	0
Exercise price, share options granted (in dollars per share) | €					€ 10.0475	€ 5.7705
Number of options exercised (in shares) | shares							166,667	0	116,667
Purchase of treasury shares (in shares) | shares									(692,415)
Rights exercised under registration rights agreement (in shares) | right								0
Number of vessels assumed | ship		2
Proceeds from the sale of vessels (Note 8) | $								$ 96,880,000	$ 223,016,000	$ 112,890,000
Gains on disposal of vessels/other tangible assets | $								(15,511,000)	(50,395,000)	(5,300,000)
Outstanding | $								848,710,000	$ 1,085,562,000	1,052,448,000
Executive Committee
Disclosure of transactions between related parties [line items]
Number of options granted (in shares) | shares					236,590	1,750,000
Number of options exercised (in shares) | shares									116,667
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Number of options granted (in shares) | shares						525,000
Executive Committee (Excluding Chief Executive Officer)
Disclosure of transactions between related parties [line items]
Number of options granted (in shares) | shares						1,225,000
Other related parties | Compagnie Maritime Belge
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions | $								34,928	$ 17,731	0
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Number of companies assumed | company			2
Joint ventures where entity is venturer | Reslea N.V.
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions | $								179,079	175,572	178,104
Subsidiaries | Tankers International LLC
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions | $								218,894	232,882	260,108
Subsidiaries | GasLog Services UK Limited and Unisea Maritime Limited
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions | $								416,995	443,643	495,507
Subsidiaries | Ceres Shipping
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions | $								$ 183,766	199,873	$ 184,791
Joint ventures
Disclosure of transactions between related parties [line items]
Guaranteed portion of related party debt | $									$ 37,700,000
Restricted stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage										60.00%
Restricted stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares) | shares					65,433
Stock Option
Disclosure of transactions between related parties [line items]
Vesting period										3 years
Annual vesting percentage										40.00%
Stock Option | Executive Committee (Excluding Chief Executive Officer)
Disclosure of transactions between related parties [line items]
Vesting period					13 years
Phantom Stock Units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares) | shares	66,449			54,616
Annual vesting percentage	33.30%			33.30%
Treasury shares
Disclosure of transactions between related parties [line items]
Purchase of treasury shares (in shares) | shares									692,415
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels assumed | ship			2
Vessels | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Number of vessels covered under the joint venture | vessel			4
Vessels | Captain Michael | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Vessel, mass | T			157,648
Vessels | The Maria | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Vessel, mass | T			157,523
Vessels | The Eugenie | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Vessel, mass | T			157,672
Vessels | The Devon | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Vessel, mass | T			157,642
Bretta Tanker Holdings, Inc. | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Number of companies assumed | company			2
Joint Venture Credit Facility | Joint ventures
Disclosure of transactions between related parties [line items]
Outstanding | $									$ 75,300,000